Statements of Net Assets Available for Benefits - SIP - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments
Interest in the Master Trust	$ 516,695	$ 396,529
Other investments – participant directed brokerage accounts	21,912	17,924
Total investments	538,607	414,453
Receivables
Notes receivable from participants	8,492	7,905
Participant contributions receivable	3	0
Employer contributions receivable	3,034	2,785
Receivables for securities sold – participant directed brokerage accounts	130	194
Total receivables	11,659	10,884
Cash	39	35
Total assets	550,305	425,372
Liabilities
Payables for securities purchased – participant directed brokerage accounts	(155)	(162)
Net assets available for benefits	$ 550,150	$ 425,210